Common Stock - Schedule of Number of Shares of Common Stock Reserved for Future Issuance (Details) - shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	5,982,476	4,162,361
Number of shares of common stock reserved for future issuance		4,159,626	2,773,249
Option Issued and Outstanding
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	2,140,012	2,562,800
Number of shares of common stock reserved for future issuance		2,562,800	1,122,677
Restricted stock units
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	661,778	828,935
Number of shares of common stock reserved for future issuance		828,935	24,960
Options Available for Future Grants
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	2,260,656	215,043
Number of shares of common stock reserved for future issuance		212,308	1,350,582
Shares available for issuance under the 2018 ESPP
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	920,030	555,583
Number of shares of common stock reserved for future issuance		555,583	275,030